Share-Based Compensation - Summary of Fair Value of Stock Options Valuation Assumptions (Detail) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility Maximum	38.10%	39.30%	35.90%
Risk-free interest rate (per annum) Minimum	1.00%	0.30%	1.67%
Risk-free interest rate (per annum) Maximum	1.96%	1.04%	2.46%
Exercise multiples	2.8	2.8	2.8
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility Minimum	37.20%	35.90%	34.20%
Fair value of underlying ordinary shares	$ 0.370	$ 0.261	$ 0.216
Fair value of share option	0.370	0.294	0.293
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary shares	1.050	0.395	0.259
Fair value of share option	$ 1.050	$ 0.395	$ 0.305